INCOME TAXES - Reconciliation (Details) - USD ($)	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Feb. 29, 2024	Nov. 30, 2024	Nov. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Jun. 30, 2024
INCOME TAXES
Loss before income taxes				$ (5,260,632)		$ (1,020,057)
Amount
Expected recovery at federal rate of 21%				(1,104,733)		(214,212)
Change in valuation allowance				$ 1,085,737		$ 212,753
Percent
US federal statutory rate	21.00%	21.00%	21.00%	21.00%		21.00%
Valuation allowance				(21.00%)		(21.00%)
Oregon Energy LLC
INCOME TAXES
Loss before income taxes					$ (153,783)		$ (773,772)
Amount
Expected recovery at federal rate of 21%					(32,294)		(162,492)
Expected recovery at Oregon rate of 6.6%					(10,150)		(51,069)
Permanent book/tax differences					21		840
Change in valuation allowance					$ 42,423		$ 212,721
Tax Jurisdiction of Domicile [Extensible Enumeration]					UNITED STATES		UNITED STATES
Percent
US federal statutory rate					21.00%		21.00%
Oregon state rate					6.60%		6.60%
Valuation allowance					(27.60%)		(27.60%)